Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 154,439	$ 95,541
Derivative liabilities	153,491	91,439
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	154,439	95,541
Derivative liabilities	153,491	91,439
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	50	46
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	383	429
Derivative liabilities	$ 2,106	$ 1,390